Jan. 10, 2018
Barings Emerging Markets Local Currency Debt Fund
Barings Emerging Markets Local Currency Debt Fund
BARINGS FUNDS TRUST
SUPPLEMENT DATED JANUARY 10, 2018
TO THE PROSPECTUS, DATED NOVEMBER 1, 2017,
AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME
Barings Emerging Markets Local Currency Debt Fund
The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Funds’ Prospectus.
Effective January 15, 2018, Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are tendered and accepted for repurchase within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18-month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day on which the purchase was made.

Effective January 15, 2018, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in the Section of the Funds’ Prospectus entitled “Shareowner Guide — How to Invest in the Funds — Class A Shares” starting on page 97.

	SALES CHARGE
AMOUNT INVESTED	AS A % OF THE PUBLIC OFFERING PRICE	AS A % OF YOUR NET INVESTMENT	% OF OFFERING PRICE PAID TO FINANCIAL INTERMEDIARY
Less than $100,000	4.00	4.17	3.50
$100,000 to $250,000	3.25	3.36	2.75
$250,000 to $500,000	2.75	2.83	2.25
$500,000 or More1	0.00	0.00	Up to 1.00

1.
No sales charge is payable at the time of purchase on investments of  $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of  $500,000 or more as follows: 1.00% on amounts up to $1 million; plus 0.75% on amounts of  $1 million or more but less than $3 million; plus 0.65% on amounts of  $3 million or more but less than $5 million; plus 0.50% on amounts of  $5 million or more. Class A shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase (or within 12 months for shares purchased prior to January 15, 2018). The 18-month period (or 12-month period for shares purchased prior to January 15, 2018) begins on the day the purchase is made. The CDSC does not apply to load waived shares purchased for certain retirement plans or other eligible fee-based programs. Prior to the thirteenth month, the distributor will retain the distribution and service fees described in the ‘Distribution and Service Fees’ section. Please refer to ‘Distribution and Service Fees’ section for all distribution and service fees paid by each Fund.

Please Retain This Supplement for Future Reference